                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6736

                   Van Kampen Advantage Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)




PAR
AMOUNT
(000)            DESCRIPTION                                                   COUPON               MATURITY          VALUE



          MUNICIPAL BONDS    162.9%
          ALABAMA 1.5%
$ 1,000   Alabama Bldg Renovation Fin
          Auth Rev Rfdg (AMBAC Insd)                                           5.625%               09/01/24       $ 1,079,550
  1,550   Birmingham, AL Arpt Auth Arpt Rev
          Rfdg (AMT) (AMBAC Insd)                                              5.500                07/01/14         1,638,195
  2,000   Montgomery, AL Wt (AMBAC Insd)                                       5.250                05/01/20         2,133,480
                                                                                                                   ------------
                                                                                                                     4,851,225
                                                                                                                   ------------

          ARIZONA 3.6%
  1,425   Arizona Cap Fac Fin Corp Student
          Hsg Rev AZ St Univ Proj                                              6.250                09/01/32         1,486,261
  2,500   Arizona Sch Fac Brd Rev St Sch Impt                                  5.500                07/01/17         2,761,175
  2,900   Arizona Tourism & Sports Auth
          Multi Purp Stad Fac Ser A (MBIA Insd)                                5.375                07/01/22         3,103,319
  2,875   Phoenix, AZ Civic Impt Corp Arpt
          Rev Jr Lien (AMT) (FGIC Insd)                                        5.375                07/01/29         2,895,671
    855   Pima Cnty, AZ Indl Dev Auth Indl
          Rev Lease Oblig Irvington Proj
          Tucson Ser A Rfdg (FSA Insd)                                         7.250                07/15/10           900,742
                                                                                                                   ------------
                                                                                                                    11,147,168
                                                                                                                   ------------

          CALIFORNIA 7.1%
  2,630   Anaheim, CA Pub Fin Auth Lease Rev Cap
          Apprec Sub Pub Impts Proj C (FSA Insd)                                   *                09/01/20         1,159,804
  4,500   California St (AMBAC Insd)                                           5.125                10/01/27         4,534,920
  5,500   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                    5.500                05/01/16         6,056,380
  2,000   California St Dept Wtr Res Pwr Ser A                                 5.750                05/01/17         2,208,580




  5,000   Foothill/Eastern Corridor Agy CA
          Toll Rd Rev Cap Apprec Rfdg                                              *                01/15/25         1,475,600
  3,185   Imperial Irr Dist CA Rev Elec Sys Proj (FSA Insd)                    5.250                11/01/18         3,425,085
  3,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                        5.250                07/01/19         3,219,510
                                                                                                                  -------------
                                                                                                                    22,079,879
                                                                                                                  -------------

          COLORADO 2.2%
  8,500   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy
          Rev E-470 Proj Ser C (Prerefunded @ 08/31/05)                            *                08/31/26         1,740,545
  3,000   Colorado Hlth Fac Auth Rev Catholic
          Hlth Initiatives Ser A                                               5.500                03/01/32         3,069,840
     45   Colorado Hsg Fin Auth Single
          Family Pgm Sr Ser B1 (AMT)                                           7.900                12/01/25            45,630
  2,000   La Plata Cnty, CO Sch Dist 9 (MBIA Insd)                             5.250                11/01/19         2,137,280
                                                                                                                  -------------
                                                                                                                     6,993,295
                                                                                                                  -------------

          CONNECTICUT    2.1%
  2,040   Bridgeport, CT Ser A (MBIA Insd) (a)                                 5.250                08/15/21         2,168,418
  3,250   Connecticut St Spl Oblig Pkg Rev
          Bradley Intl Arpt Ser A (AMT) (ACA Insd)                             6.600                07/01/24         3,455,985
  1,000   Hartford, CT Pkg Sys Rev Ser A                                       6.400                07/01/20         1,037,180
                                                                                                                  -------------
                                                                                                                     6,661,583
                                                                                                                  -------------

          DISTRICT OF COLUMBIA    2.0%
  2,500   District Columbia Rev Gonzaga College (FSA Insd)                     5.250                07/01/32         2,541,450
  3,850   Metropolitan Washington DC
          Arpt Auth Sys Ser A (AMT) (FGIC Insd)                                5.250                10/01/32         3,869,519
                                                                                                                  -------------
                                                                                                                     6,410,969
                                                                                                                  -------------

          FLORIDA 2.3%
  2,000   Escambia Cnty, FL Hlth Fac Auth
          Rev (AMBAC Insd)                                                     5.950                07/01/20         2,075,360
  2,500   Miami-Dade Cnty, FL Aviation Rev
          Miami Intl Arpt (AMT) (FGIC Insd)                                    5.375                10/01/32         2,533,600
  2,355   Plantation, FL Proj Impt & Rfdg (FSA Insd)                           5.000                08/15/19         2,474,681
                                                                                                                  -------------
                                                                                                                     7,083,641
                                                                                                                  -------------

          GEORGIA 4.0%





  1,000   Atlanta, GA Arpt Rev Ser B (AMT) (FGIC Insd)                         5.625                01/01/30         1,034,210
  3,770   Monroe Cnty, GA Dev Auth Pollutn Ctl
          Rev Oglethorpe Pwr Corp Scherer Ser A                                6.800                01/01/12         4,445,735
  3,000   Municipal Elec Auth GA Combustion
          Turbine Proj Ser A (MBIA Insd)                                       5.250                11/01/19         3,205,740
  2,500   Municipal Elec Auth GA Combustion
          Turbine Proj Ser A (MBIA Insd)                                       5.250                11/01/21         2,642,900
  1,000   Oconee Cnty, GA Indl Dev Auth
          Rev Oiit Proj (XLCA Insd)                                            5.250                07/01/25         1,030,470
                                                                                                                  -------------
                                                                                                                    12,359,055
                                                                                                                  -------------

          ILLINOIS 18.2%
  3,750   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                             *                01/01/30           874,537
  2,000   Chicago, IL Brd of Ed (Prerefunded
          @ 12/01/10) (FGIC Insd)                                              5.500                12/01/31         2,248,540
  5,000   Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser A (FGIC Insd)            *                12/01/28         1,274,600
  3,150   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A
          Rfdg (AMT) (MBIA Insd)                                               5.375                01/01/32         3,184,398
  1,895   Chicago, IL Pk Dist Hbr Fac Rev (Prerefunded @ 01/01/11)             5.875                01/01/16         2,153,440
  2,500   Chicago, IL Pk Dist Ser C (FGIC Insd)                                5.500                01/01/19         2,724,475
  1,000   Chicago, IL Wastewtr Transmission Rev Second Lien (Prerefunded
          @ 01/01/10) (MBIA Insd)                                              5.750                01/01/25         1,135,150
  3,000   Cicero, IL Alt Rev Source (Prerefunded @ 12/01/04) (MBIA Insd)       6.500                12/01/14         3,111,660
  4,500   Cook Cnty, IL Cap Impt Ser A (FGIC Insd)                             5.000                11/15/23         4,577,400
  1,620   Cook Cnty, IL Cmnty High Sch Dist No. 219 Niles Twp (FSA Insd)           *                12/01/11         1,206,657
  2,260   Cook Cnty, IL Cmnty High Sch Dist No. 219 Niles Twp (FSA Insd)           *                12/01/12         1,590,113
  2,235   Cook Cnty, IL Cmnty High Sch Dist No. 219 Niles Twp (FSA Insd)           *                12/01/13         1,487,348
  3,110   Du Page Cnty, IL Trans Rev (FSA Insd)                                5.750                01/01/17         3,475,860
  2,740   Illinois Dev Fin Auth Rev Loc Govt Pgm Aurora East Sch
          (MBIA Insd)                                                              *                12/01/16         1,528,098
  3,000   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                    5.500                08/15/43         3,028,260
    820   Illinois Hsg Dev Auth Rev Homeowner Mtg G2 (AMT)                     6.050                08/01/29           820,107



  2,375   Illinois St Sales Tax Rev                                            5.000                06/15/21         2,454,349
  1,925   Kendall, Kane & Will Cntys, IL Unit Sch Dist No. 308 Ser
          B (FGIC Insd)                                                        5.250                10/01/21         2,026,024
  2,135   Mc Henry Cnty, IL Cmnty High Sch Dist No. 154 Cap Apprec (FGIC
          Insd)                                                                    *                01/01/14         1,397,507
  1,440   Mc Henry Cnty, IL Cmnty High Sch Dist No. 154 Cap Apprec (FGIC
          Insd)                                                                    *                01/01/17           791,237
  1,250   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev
          McCormick Pl Expn Proj (FGIC Insd)                                   5.375                12/15/18         1,353,975
  1,000   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev
          McCormick Pl Expn Proj Rfdg (FGIC Insd)                              5.500                12/15/24         1,065,690
  6,000   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev
          McCormick Pl Expn Ser A (MBIA Insd)                                  5.250                06/15/42         6,078,180
  5,000   Regional Tran Auth IL Ser B (AMBAC Insd)                             8.000                06/01/17         6,771,250
  1,150   Will Cnty, IL Cmnty Sch Dist 365U Vly View Ser B (FSA Insd)              *                11/01/15           682,559
                                                                                                                  -------------
                                                                                                                    57,041,414
                                                                                                                  -------------

          INDIANA 2.4%
  1,000   Allen Cnty, IN Juvenile Justice Ctr First Mtg (AMBAC Insd)           5.500                01/01/18         1,085,780
  1,060   Bloomington, IN Swr Wks Rev Rfdg (MBIA Insd)                         5.000                01/01/21         1,091,864
  2,000   Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg
          (FSA Insd)                                                           7.000                08/15/15         2,435,780
  1,500   Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)               5.950                08/01/30         1,514,565
  1,220   North Adams, IN Cmnty Sch Cap Apprec First Mtg (FSA Insd)                *                07/15/16           694,290
  1,230   North Adams, IN Cmnty Sch Cap Apprec First Mtg (FSA Insd)                *                01/15/17           675,405
                                                                                                                  -------------
                                                                                                                     7,497,684
                                                                                                                  -------------

          KANSAS 0.1%
    160   Sedgwick & Shawnee Cntys, KS Single Family Rev Coll Mtg Ser A -
          II Rfdg (AMT) (GNMA Collateralized)                                  8.050                05/01/24           168,862
    160   Sedgwick Cnty, KS Single Family Rev Coll Mtg Ser A -III Rfdg
          (AMT) (GNMA Collateralized)                                          8.125                05/01/24           166,882
                                                                                                                  -------------
                                                                                                                       335,744
                                                                                                                  -------------



          LOUISIANA 3.0%
  2,500   Lafayette, LA Utils Rev (MBIA Insd) (a)                              5.250                11/01/23         2,640,900
    370   Louisiana Hsg Fin Agy Mtg Rev Single Family Access Pgm Ser B
          (AMT) (GNMA Collateralized)                                          8.000                03/01/25           374,107
  3,000   Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (FSA Insd)          5.750                01/01/12         3,413,460
  3,000   Saint Charles Parish, LA Environmental Impt Rev LA Pwr & Lt
          Co Ser A (AMT) (AMBAC Insd)                                          6.875                07/01/24         3,071,940
                                                                                                                ---------------
                                                                                                                     9,500,407
                                                                                                                ---------------

          MARYLAND 1.4%
  1,000   Maryland St Econ Dev Corp Univ MD College Pk Proj                    5.625                06/01/35         1,010,590
  1,000   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg          5.375                08/15/24           974,840
  2,360   Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                5.500                04/01/16         2,532,091
                                                                                                                ---------------
                                                                                                                     4,517,521
                                                                                                                ---------------

          MASSACHUSETTS    3.9%
  3,955   Massachusetts Bay Trans Auth Gen Trans Sys Ser A Rfdg                5.500                03/01/12         4,399,898
  4,815   Massachusetts Muni Whsl Elec Co Proj 6-A (MBIA Insd)                 5.000                07/01/11         5,222,975
  1,500   Massachusetts St Fed Hwy Gnt Antic Nt Ser A                          5.750                06/15/15         1,656,915
  1,000   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr
          Ser A                                                                6.000                10/01/23           934,240
                                                                                                                ---------------
                                                                                                                    12,214,028
                                                                                                                ---------------

          MICHIGAN 0.5%
  1,680   Michigan Higher Ed Fac Auth Rev Ltd Oblig Hope College Proj
          Rfdg (Prerefunded @ 10/01/04) (Connie Lee Insd)                      7.000                10/01/14         1,712,827
                                                                                                                ---------------

          MINNESOTA 1.3%
  3,875   Saint Paul, MN Port Auth Lease Rev Office Bldg at Cedar Str          5.250                12/01/19         4,163,106
                                                                                                                ---------------






          MISSISSIPPI    1.4%
  2,000   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc
          Proj                                                                 5.875                04/01/22         2,006,180
  1,000   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc
          Proj Rfdg                                                            5.900                05/01/22         1,008,570
    970   Mississippi Home Corp Single Family Rev Mtg Access Pgm Ser B
          (AMT) (GNMA Collateralized)                                          7.900                03/01/25           975,112
    350   Mississippi Home Corp Single Family Rev Mtg Access Pgm Ser E
          (AMT) (GNMA Collateralized)                                          8.100                12/01/25           367,717
                                                                                                                ---------------
                                                                                                                     4,357,579
                                                                                                                ---------------

          MISSOURI 1.6%
  2,100   Kansas City, MO Arpt Rev Gen Impt Ser A (AMT) (Prerefunded
          @ 09/01/04) (FSA Insd)                                               6.900                09/01/10         2,130,198
  1,345   Kansas City, MO Met Cmnty Colleges Bldg Corp Rev Leasehold Jr
          College Impt & Rfdg (FGIC Insd)                                      5.500                07/01/17         1,476,070
  1,210   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA Insd)              5.375                07/01/18         1,301,948
                                                                                                                ---------------
                                                                                                                     4,908,216
                                                                                                                ---------------

          NEVADA 3.3%
  7,500   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd) (a)             5.000                07/01/36         7,370,475
  3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
          (AMT) (AMBAC Insd)                                                   5.250                07/01/34         2,985,960
                                                                                                                ---------------
                                                                                                                    10,356,435
                                                                                                                ---------------

          NEW HAMPSHIRE    0.7%
  1,155   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                  7.000                07/01/30         1,151,477
  1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks
          Inc (AMT) (AMBAC Insd)                                               6.300                05/01/22         1,101,430
                                                                                                                ---------------
                                                                                                                     2,252,907
                                                                                                                ---------------

          NEW JERSEY    12.4%
  5,000   New Jersey Econ Dev Auth Sch Fac Constr Ser F (FGIC Insd)            5.250                06/15/20         5,349,050




 10,000   New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)           5.900              03/15/21          11,668,300
  8,000   New Jersey Econ Dev Auth Wtr Fac Rev NJ American Wtr Co Inc
          Proj Ser A (AMT) (FGIC Insd)                                             6.875              11/01/34           8,256,000
  5,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)          5.250              09/01/21           5,295,100
  3,110   Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)         5.250              01/01/20           3,325,554
  4,650   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pub Svc Elec & Gas
          Ser D Rfdg (MBIA Insd)                                                   6.550              10/01/29           4,868,085
                                                                                                                      -------------
                                                                                                                        38,762,089
                                                                                                                      -------------

          NEW MEXICO 1.1%
  2,020   University NM Univ Rev Sub Lien Ser A Rfdg                               5.250              06/01/20           2,136,069
  1,125   University NM Univ Rev Sub Lien Ser A Rfdg                               5.250              06/01/21           1,182,780
                                                                                                                      -------------
                                                                                                                         3,318,849
                                                                                                                      -------------

          NEW YORK 22.2%
    170   Broome Cnty, NY Ctf Partn (MBIA Insd)                                    5.250              04/01/15             173,791
  1,300   New York City Indl Dev Civic YMCA Gtr NY Proj                            5.800              08/01/16           1,398,488
  2,225   New York City Ser F                                                      6.000              08/01/11           2,404,090
  2,500   New York City Ser H                                                      5.750              03/15/12           2,776,000
  5,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser A
          Rfdg (b)                                                             5.500/14.000           11/01/26           5,537,450
  2,525   New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser A
          (FSA Insd)                                                               5.500              05/15/25           2,661,375
  1,625   New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser A                   6.000              07/01/14           1,846,682
  1,450   New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser C
          (Prerefunded @ 07/01/09) (MBIA Insd)                                     5.500              07/01/29           1,633,164
  1,135   New York St Dorm Auth Rev City Univ Secd Ser B (Escrowed to
          Maturity)                                                                5.375              07/01/07           1,233,143
  3,915   New York St Dorm Auth Rev City Univ Secd Ser B                           5.375              07/01/07           4,213,284
  3,100   New York St Dorm Auth Rev City Univ Sys Cons Ser A                       5.625              07/01/16           3,490,631
  2,600   New York St Dorm Auth Rev Cons City Univ Sys Second Gen Ser A            5.750              07/01/13           2,942,602




     15   New York St Dorm Auth Rev Mental Hlth Ser B                          5.750                08/15/11            16,559
  2,535   New York St Dorm Auth Rev Mental Hlth Ser B                          5.750                08/15/11         2,753,618
  2,545   New York St Dorm Auth Rev Mental Hlth Svc Fac Impt Ser D
          (FSA Insd)                                                           5.875                02/15/14         2,800,823
  1,350   New York St Dorm Auth Rev Ser B                                      7.500                05/15/11         1,573,709
    650   New York St Dorm Auth Rev Ser B (Prerefunded @ 05/15/09)             7.500                05/15/11           785,629
  5,000   New York St Dorm Auth Rev St Univ Ed Fac Ser A                       5.500                05/15/08         5,460,550
  5,000   New York St Med Care Fac Fin Agy Rev NY Downtown Hosp Ser A
          (Prerefunded @ 02/15/05)                                             6.800                02/15/20         5,245,100
  6,750   New York St Med Care Fac Fin Agy Rev NY Hosp Mtg Ser A
          (Prerefunded @ 02/15/05) (AMBAC Insd)                                6.300                08/15/06         7,061,243
  7,000   New York St Med Care Fac Fin Agy Rev NY Hosp Mtg Ser A
          (Prerefunded @ 02/15/05) (AMBAC Insd)                                6.400                08/15/07         7,326,480
  1,875   New York St Mtg Agy Rev Homeowner Mtg Ser 82 (AMT)                   5.650                04/01/30         1,943,869
  2,160   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                 5.500                04/01/16         2,371,745
  1,550   New York St Urban Dev Corp Rev Correctional Cap Fac Ser 7
          (Prerefunded @ 01/01/07)                                             5.700                01/01/27         1,705,930
                                                                                                                ---------------
                                                                                                                    69,355,955
                                                                                                                ---------------

          NORTH CAROLINA    5.4%
 11,000   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA
          Insd)                                                                6.000                01/01/12        12,662,650
  4,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                        5.250                01/01/19         4,264,440
                                                                                                                ---------------
                                                                                                                    16,927,090
                                                                                                                ---------------

          NORTH DAKOTA    0.4%
  1,315   North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin Ser
          B (AMT) (MBIA Insd)                                                  5.500                07/01/29         1,333,818
                                                                                                                ---------------

          OHIO 4.3%
  3,000   Akron, OH Income Tax Rev Cmnty Learning Ctrs Ser A (FGIC Insd)       5.250                12/01/19         3,227,820
  2,335   Cleveland, OH Muni Sch Dist (FSA Insd)                               5.250                12/01/18         2,527,824
  1,000   Cleveland, OH Muni Sch Dist (FSA Insd)                               5.250                12/01/24         1,047,270


  1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                       7.500                01/01/30         1,096,730
  2,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                           5.375                10/01/30         2,007,720
  2,450   Lorain Cnty, OH Hosp Rev Catholic Hlthcare Ser A Impt & Rfdg         5.250                10/01/33         2,408,497
  1,000   Marion Cnty, OH Hosp Rev Cmnty Hosp Impt & Rfdg                      6.375                05/15/11         1,049,980
                                                                                                                  -------------
                                                                                                                    13,365,841
                                                                                                                  -------------

          OKLAHOMA 4.4%
  3,410   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                         5.250                07/01/24         3,582,853
  1,475   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                         5.250                07/01/33         1,523,144
  1,100   Oklahoma City, OK Indl & Cultural Fac Tr Rev Dist Heating &
          Cooling Trigen (AMT) (LOC: Societe Generale)                         6.750                09/15/17         1,104,257
  1,065   Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement
          (MBIA Insd)                                                          5.500                06/01/17         1,178,210
  1,120   Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement
          (MBIA Insd)                                                          5.500                06/01/18         1,233,501
  1,185   Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement
          (MBIA Insd)                                                          5.500                06/01/19         1,298,985
  2,000   Sapulpa, OK Muni Auth Cap Impt Rev Rfdg (Prerefunded @
          07/01/10) (FSA Insd)                                                 5.750                07/01/30         2,288,980
  1,250   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                6.250                11/01/22         1,442,875
                                                                                                                  -------------
                                                                                                                    13,652,805
                                                                                                                  -------------

          OREGON 4.0%
  2,500   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                     5.250                07/01/22         2,634,575
  5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                          5.250                11/01/18         5,359,750
  4,000   Portland, OR Swr Sys Rev Ser A (FGIC Insd)                           5.750                08/01/18         4,464,000
                                                                                                                  -------------
                                                                                                                    12,458,325
                                                                                                                  -------------

          PENNSYLVANIA    8.0%
  2,650   Central Dauphin, PA Sch Dist (FSA Insd)                              5.000                12/01/19         2,785,415
  2,210   Chartiers Valley, PA Sch Dist Ser A (FSA Insd)                       5.250                10/15/19         2,390,402
    700   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                        *                03/15/14           458,703




  1,830   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                        *                09/15/14         1,173,140
  2,750   Hempfield, PA Area Sch Dist Ser A Westmoreland Cnty
          (FGIC Insd)                                                          5.250                03/15/19         2,973,053
  2,515   Hempfield, PA Area Sch Dist Ser A Westmoreland Cnty
          (FGIC Insd)                                                          5.250                03/15/20         2,706,115
  4,000   Pennsylvania Intergovt Coop Auth Spl Tax Rev Philadelphia Fdg
          Pgm (Prerefunded @ 06/15/05) (FGIC Insd)                             6.750                06/15/21         4,181,440
  3,090   Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance 17th Ser (FSA
          Insd)                                                                5.375                07/01/19         3,330,248
  2,440   Philadelphia, PA Sch Dist Ser A (FSA Insd)                           5.750                02/01/11         2,757,590
  2,000   Radnor Twp, PA Sch Dist (Prerefunded @ 03/15/07)                     5.750                03/15/26         2,174,900
                                                                                                                  -------------
                                                                                                                    24,931,006
                                                                                                                  -------------

          RHODE ISLAND    1.4%
  4,220   Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA Insd)                 5.000                07/01/18         4,314,233
                                                                                                                  -------------

          SOUTH CAROLINA    2.5%
  1,385   Easley, SC Util Rev (FSA Insd)                                       5.250                12/01/20         1,473,779
  2,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
          Ser A (AMBAC Insd)                                                   5.200                11/01/27         2,564,725
  3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
          Ser B (AMT) (AMBAC Insd)                                             5.450                11/01/32         3,840,488
                                                                                                                  -------------
                                                                                                                     7,878,992
                                                                                                                  -------------

          TENNESSEE 1.0%
  1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B
          Impt & Rfdg                                                          8.000                07/01/33         1,172,190
  1,500   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser B Impt & Rfdg
          (MBIA Insd)                                                          7.750                07/01/29         1,911,405
    100   Franklin, TN Spl Sch Dist Cap Apprec (FSA Insd)                          *                06/01/16            58,455
                                                                                                                  -------------
                                                                                                                     3,142,050
                                                                                                                  -------------

          TEXAS 17.5%
  2,350   Austin, TX Ctf Oblig (MBIA Insd)                                     5.375                09/01/20         2,515,111
    825   Brazos, TX Higher Ed Auth Inc Student Ln Rev Sub Ser A2 Rfdg
          (AMT)                                                                6.800                12/01/04           837,845




  3,000   Dallas Cnty, TX Util & Reclamation Dist Ser B Rfdg (AMBAC Insd)      5.875                02/15/29         3,053,280
  4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)        5.500                11/01/21         4,232,960
  2,500   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)       5.750                11/01/30         2,592,475
  1,000   Fort Worth, TX Gen Purp Ser A Rfdg                                   5.000                03/01/22         1,025,280
  2,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A              6.375                06/01/29         2,172,900
  5,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)             5.125                07/01/32         4,948,500
  6,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)            5.250                05/15/21         6,374,760
  2,910   Houston, TX Wtr & Swr Sys Rev Jr Lien Ser C (Prerefunded @
          12/01/07) (FGIC Insd)                                                5.375                12/01/27         3,201,000
    515   Little Elm, TX Indpt Sch Dist (PSFG Insd)                            6.750                08/15/29           538,834
  4,625   Little Elm, TX Indpt Sch Dist (Prerefunded @ 08/15/05)
          (PSFG Insd)                                                          6.750                08/15/29         4,872,299
  1,000   Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy
          Proj Rfdg (Variable Rate Coupon)                                     5.600                03/01/27         1,001,370
  1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj       7.250                01/01/31         1,422,180
  5,000   North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas
          (AMBAC Insd)                                                         5.250                08/15/32         5,062,350
  5,000   San Antonio, TX Elec & Gas Sys Rfdg                                  5.375                02/01/19         5,380,400
  2,000   San Antonio, TX Elec & Gas Sys Rfdg                                  5.375                02/01/20         2,132,020
  2,000   Tarrant Cnty, TX Jr College Dist                                     5.050                02/15/10         2,117,360
  1,000   Trinity River Auth TX Rev Tarrant Cnty Wtr Proj Impt & Rfdg
          (MBIA Insd)                                                          5.500                02/01/21         1,079,170
                                                                                                                ---------------
                                                                                                                    54,560,094
                                                                                                                ---------------

          UTAH 0.8%
  2,380   Mountain Regl Wtr Spl Svc Dist Rfdg (MBIA Insd)                      5.000                12/15/33         2,374,407
                                                                                                                ---------------

          WASHINGTON 9.0%
  3,750   Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev Chelan Hydro
          Ser A (AMT) (MBIA Insd)                                              5.600                01/01/36         3,874,200
  2,500   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)         5.500                07/01/18         2,700,325



  5,000   Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg (FSA Insd)         6.000                07/01/16         5,688,150
  1,400   King Cnty, WA Hsg Auth Hsg Rev Pooled Sr Ser A Rfdg                  6.700                03/01/15         1,443,008
  2,120   Seattle, WA Muni Lt & Pwr Rev                                        5.625                12/01/17         2,273,615
  3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA
          Insd)                                                                5.250                09/01/33         3,069,810
  4,750   Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                        5.750                01/01/14         5,344,748
  1,500   Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)                        5.500                01/01/12         1,674,255
  1,000   Thurston & Pierce Cntys, WA (FSA Insd)                               5.000                12/01/20         1,035,690
  1,000   Thurston & Pierce Cntys, WA (FSA Insd)                               5.000                12/01/21         1,029,810
                                                                                                                ---------------
                                                                                                                    28,133,611
                                                                                                                ---------------

          WEST VIRGINIA    0.7%
      5   West Virginia St Hsg Dev Fd Hsg Fin Ser A                            5.450                11/01/21             5,041
  2,000   West Virginia St Hsg Dev Fd Ser A                                    5.550                05/01/17         2,034,260
                                                                                                                ---------------
                                                                                                                     2,039,301
                                                                                                                ---------------

          WISCONSIN 1.0%
  3,000   Wisconsin St Health & Ed Fac Wheaton Franciscan Svc Rfdg             5.750                08/15/30         3,067,920
                                                                                                                ---------------

          WYOMING 0.3%
  1,000   University WY Univ Rev Fac Impt (FSA Insd)                           5.500                06/01/18         1,096,400
                                                                                                                ---------------

          PUERTO RICO    3.9%
 10,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y Rfdg (FSA
          Insd) (c)                                                            6.250                07/01/21        12,197,500
                                                                                                                ---------------

TOTAL INVESTMENTS    162.9%
   (Cost $482,042,317)                                                                                             509,354,969

LIABILITIES IN EXCESS OF OTHER ASSETS    (2.1%)                                                                     (6,626,637)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (60.8%)                                                     (190,131,017)
                                                                                                                ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                  $312,597,315
                                                                                                                ===============


             Percentages are calculated as a percentage of net assets
             applicable to common shares.
*            Zero coupon bond
(a)          Securities purchased on a when-issued or delayed delivery
             basis.
(b)          Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c)          All or a portion of this security has been physically
             segregated in connection with open futures contracts.
ACA          - American Capital Access
AMBAC        - AMBAC Indemnity Corp.
AMT          - Alternative Minimum Tax
Connie Lee   - Connie Lee Insurance Co.
FGIC         - Financial Guaranty Insurance Co.
FSA          - Financial Security Assurance Inc.
GNMA         - Government National Mortgage Association
LOC          - Letter of Credit
MBIA         - Municipal Bond Investors Assurance Corp.
PSFG         - Permanent School Fund Guaranty
XLCA         - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2004:

                                                                                                            UNREALIZED
                                                                                                           APPRECIATION/
                                                                                      CONTRACTS            DEPRECIATION
SHORT CONTRACTS:
                 U.S. Treasury Notes 10-Year Futures September 2004 (Current
                 Notional Value of $110,719 per contract)                                  91                ($270,542)
                 U.S. Treasury Notes 5-Year Futures September 2004 (Current
                 Notional Value of $109,500 per contract)                                 450                 (810,502)
                                                                                    --------------       ---------------
                                                                                          541              ($1,081,044)
                                                                                    ==============       ===============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004